Class A, B, C, Y and Investor | INVESCO Dividend Income Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is current income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, Y and Investor - INVESCO Dividend Income Fund	Class A		Class B	Class C	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none
[1]	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, Y and Investor - INVESCO Dividend Income Fund		Class A	Class B	Class C	Class Y	Investor Class
Management Fees		0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.26%	0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.24%	1.99%	1.99%	0.99%	1.24%
Fee Waiver and/or Expense Reimbursement	[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.14%	1.89%	1.89%	0.89%	1.14%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.14%, 1.89%, 1.89%, 0.89% and 1.14%, respectively, of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on August 31, 2016 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, Y and Investor - INVESCO Dividend Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	660	912	1,184	1,959
Class B	692	915	1,263	2,115
Class C	292	615	1,063	2,309
Class Y	91	305	537	1,204
Investor Class	116	384	671	1,491

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, Y and Investor - INVESCO Dividend Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	660	912	1,184	1,959
Class B	192	615	1,063	2,115
Class C	192	615	1,063	2,309
Class Y	91	305	537	1,204
Investor Class	116	384	671	1,491

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities and in other instruments that have economic characteristics similar to such securities. The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

In selecting investments, the portfolio managers seek to deliver the value of dividend investing by identifying above-market yielding stocks, emphasizing firms with the financial strength to offer consistent and defensible (i.e., sustainable) dividends. The portfolio managers' process also emphasizes long-term capital appreciation. Through fundamental research, the management team measures the strength and sustainability of a company's dividend by analyzing the potential for free cash flow (a company's excess cash over its operating expenses) over a 2-3 year targeted holding period. The portfolio managers construct a portfolio that they believe provides the ability to earn income and build capital over the long-term. The portfolio managers also believe that investing in above market yielding stocks with defensible dividends may help the Fund preserve assets during down markets. Portfolio risk is managed utilizing careful stock selection, maintaining exposure to multiple sectors and employing a rigorous buy-and-sell discipline.

The portfolio managers consider selling or trimming a stock when it no longer materially meets their investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) there is deterioration in the capital structure; or (3) a more attractive investment opportunity presents itself.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund's investments, and therefore the value of the Fund's shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Small- and Mid-Capitalization Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies' securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended June 30, 2015): -0.16% Best Quarter (ended June 30, 2009): 12.03% Worst Quarter (ended September 30, 2008): -20.30%
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns - Class A, B, C, Y and Investor - INVESCO Dividend Income Fund		1 Year	5 Years	10 Years	Inception Date
Investor Class shares:		15.82%	12.30%	9.20%	Jun. 02, 1986
Investor Class shares: | Return After Taxes on Distributions		14.95%	11.34%	8.55%	Jun. 02, 1986
Investor Class shares: | Return After Taxes on Distributions and Sale of Fund Shares		9.59%	9.76%	7.52%	Jun. 02, 1986
Class A shares:		9.44%	11.04%	8.57%	Mar. 28, 2002
Class B shares:		9.92%	11.20%	8.54%	Mar. 28, 2002
Class C shares:		13.91%	11.46%	8.37%	Feb. 14, 2000
Class Y shares:	[1]	16.11%	12.58%	9.37%	Oct. 03, 2008
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		13.69%	15.45%	7.67%
Dow Jones U.S. Select Dividend™ Index (reflects no deduction for fees, expenses or taxes)		15.36%	17.03%	7.08%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		13.45%	15.42%	7.30%
Lipper Equity Income Funds Index		10.69%	13.65%	6.95%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.